INCOME AND SOCIAL CONTRIBUTION TAXES - Income and Social Contribution taxes payable (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 13, 2021	Dec. 31, 2020	Dec. 13, 2020
INCOME AND SOCIAL CONTRIBUTION TAXES
Income taxes payable	R$ 75,980		R$ 74,190
Social contribution taxes payable	24,756		23,755
Total	100,736		97,945
Current	3,068		1,693
Non-current	R$ 97,668	R$ 97,668	R$ 96,252	R$ 96,252